Investment Objectives and Goals	May 23, 2025
Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Nasdaq 100 LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance S&P 500 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance S&P 500 LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
Defiance Russell 2000 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Russell® 2000 LightningSpread™ Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.